Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Net Cash flows used from operating activities:
Net loss	$ (3,349,546)	$ (1,451,744)	$ 17,125	$ (14,757,016)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expenses	47,359	333	$ 444	26,683
Stock based compensation	1,369,376	1,343,794		13,126,445
Unrealized loss related to digital currencies	1,408	$ 7,400	$ (1,908)	132,916
Gain on sale of fixed assets	(14)
Loss on issuance of Units	519,600
Fair value adjustments for warrant liabilities	926,620	$ (109,000)		(204,957)
Inducement expenses	58,380
Impairment loss	254,433			544,800
Changes in operating assets and liabilities
Digital currencies	(5,312)	$ 7,470	$ (21,051)	(125,997)
Prepaid expense	8,238	(106,555)		(46,654)
Accounts payable	$ 68,091	53,934	$ 6,603	246,740
Customer deposits		(4,263)	4,263	(4,263)
Net cash used in operating activities	$ (101,367)	(258,631)	$ 5,476	(1,061,303)
Net cash used in investing activities:
Purchases of intangible assets		$ (12,290)		(15,468)
Purchase of property and equipment	$ (234,565)		$ (4,000)	(345,355)
Sale of property and equipment, net	1,426
Deposits	(56,700)			(4,815)
Investment at cost	(100,000)	$ (150,000)		(400,004)
Net cash used in investing activities	$ (389,839)	(162,290)	$ (4,000)	(765,642)
Net cash provided by financing activities:
Proceeds from the former members of BCSLLC		$ 8,000	$ 7,576	8,000
Common stock repurchase	$ (2,500)			(2,491)
Net proceeds from issuance of Private Placement Units	423,000	$ 1,813,000		1,813,000
Net proceeds from issuance of Private Placement Units from related party	10,000
Proceeds from short term loan from related party	20,000
Proceeds from short term loan	45,000
Overdraft liability				4,787
Payment on short term loan from related party	(6,000)
Net cash provided by financing activities	489,500	$ 1,821,000	$ 7,576	1,823,296
Net (decrease) increase in cash	(1,706)	1,400,079	$ 9,052	(3,649)
Cash, beginning of period	5,403	9,052		9,052
Cash, end of period	$ 3,697	1,409,131	$ 9,052	5,403
Supplemental disclosure of non-cash financing and investing activities:
Conversion of Series B Convertible Preferred to common stock		$ 13,419
Conversion of Serise C Convertible Preferred to common stock	$ 2,200
Issuance of common stock for fixed assets purchases	39,480
Increase in accounts payable related to fixed assets	8,984
Conversion of accounts payable to common stock	143,694
Issuance of common stock for investment	$ 154,433
Reclassification of derivative liability warrant to additional paid in capital				22,282
Short term loan from related party for purchase of equipment				$ 7,990